Introduction Basis of Presentation of the Consolidated Financial Statements and Other Information (Tables)	6 Months Ended
Jun. 30, 2018
Intro, basis of presentation of the consolidated financial statements and other information
Schedule of Criteria to Determine Increase in Credit Risk

Quantitative criteria

Changes in the risk of a default occurring through the expected life of the financial instrument are analyzed and quantified with respect to its credit level in its initial recognition.

With the purpose of determining if such changes are considered as significant, with the consequent classification into Stage 2, each Group unit has defined the quantitative thresholds to consider in each of its portfolios taking into account corporate guidelines ensuring a consistent interpretation in all geographies.

Qualitative criteria

In addition to the quantitative criteria mentioned above, the Group considers several indicators that are aligned with those used in ordinary credit risk management (e.g.: over 30 days past due, forbearances, etc.). Each unit has defined these qualitative criteria for each of its portfolios, according to its particularities and with the policies currently in force.

The use of these qualitative criteria is complemented with the use of an expert judgement.

Schedule of Reclassified Financial Instruments

IAS 39			IFRS 9
		Book value		Book value
Balance	Portfolio	(millions of euros)	Portfolio	(millions of euros)
Equity instruments	Financial assets available for sale	2,154	Non-trading financial assets mandatorily at fair value through profit or loss	1,651
	(including those that were valued at cost at December)		Financial assets at fair value through other comprehensive income	533
	Loans and receivables	1,537	Non-trading financial assets mandatorily at fair value through profit or loss	1,497
		457	Financial assets at fair value through other comprehensive income	486
		96	Non-trading financial assets mandatorily at fair value through profit or loss	96
Debt instruments	Financial assets available for sale	6,589	Financial assets at amortized cost	6,704
		203	Financial assets held for trading	203
	Financial assets at fair value through profit or loss	199	Non-trading financial assets mandatorily at fair value through profit or loss	199
	Investments held-to-maturity	13,491	Financial assets at amortized cost	13,491
	Loans and receivables	9,864	Non-trading financial assets mandatorily at fair value through profit or loss	296
			Financial assets at fair value through profit or loss	9,577
Loans and advances	Loans and receivables	1,069	Financial assets at fair value through other comprehensive income	1,107
	Financial assets held for trading	43
	Financial assets at fair value through profit or loss	1,152	Financial assets at amortized cost	1,102
Derivatives	Derivatives – hedging accounting (Liabilities)	10	Derivatives - Financial liabilities held for trading	10

Schedule of Impact on Impairment Provisions

	Millions of euros
	IAS 39		IFRS 9
	12-31-2017	Impairment impact	01-01-2018
Financial assets at amortized cost	24,682	1,974	26,656
Loans and advances	23,952	2,002	25,954
Debt instruments	730	(28)	702
Financial assets at fair value through other comprehensive income	—	2	2
Debt instruments	—	2	2
Commitments and guarantees granted	617	197	814
Total	25,299	2,173	27,472

Schedule of Effects of Adoption of IFRS 9

	IAS 39			Classification and		Impairment		IFRS 9
ASSETS (millions of euros)	12-31-2017	Naming modifications (*)		measurement impact		impact		01-01-2018
Cash, cash balances at central banks and other deposits on demand	110,995	—		—		—		110,995
Financial assets held for trading	125,458	—		160		—		125,618
Derivatives	57,243	—		—		—		57,243
Equity instruments	21,353	—		—		—		21,353
Debt instruments	36,351	—		203		—		36,554
Loans and advances	10,511	—		(43)		—		10,468
Non-trading financial assets mandatorily at fair value through profit or loss		933		3,739	(c)	—		4,672
Equity instruments		933		1,651		—		2,584
Debt instruments		—		1,792		—		1,792
Loans and advances		—		296		—		296
Financial assets designated at fair value through profit or loss	34,782	(933)		8,226		—		42,075
Equity instruments	933	(933)		—		—
Debt instruments	3,485	—		(199)		—		3,286
Loans and advances	30,364	—		8,425	(a)	—		38,789
Financial assets at fair value through other comprehensive income		124,229		2,126		(2)		126,353
Equity instruments		2,636		533		—		3,169
Debt instruments		121,593		486		(2)		122,077
Loans and advances		—		1,107		—		1,107
Financial assets available-for-sale	133,271	(124,229)		(9,042)		—
Equity instruments	4,790	(2,636)		(2,154)	(c)	—
Debt instruments	128,481	(121,593)		(6,888)		—
Financial assets at amortized cost		890,094	(a)	21,297		(1,982)	(d)	909,409
Debt instruments		15,557	(b)	20,195	(b)	20		35,772
Loans and advances		874,537		1,102		(2,002)		873,637
Loans and receivables	903,013	(890,094)	(a)	(12,927)		8
Debt instruments	17,543	(15,557)		(1,994)	(c)	8
Loans and advances	885,470	(874,537)		(10,933)	(a)	—
Investments held to maturity	13,491	—		(13,491)	(b)	—		—
Investments	6,184	—		—		(34)		6,150
Other assets (**)	117,111	—		6		680	(e)	117,797
TOTAL ASSETS	1,444,305	—		94		(1,330)		1,443,069

(*)    Due to the entry into force of Bank of Spain Circular 4/2017.

(**)  Includes Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Reinsurance assets, Tangible assets, Intangible assets, Tax assets, Other assets and Non-current assets held for sale.

a)

The amount of the item ‘Loans and receivables’ at December 31, 2017 is reclassified into ‘Financial assets at amortized cost’. Nevertheless, the Group maintained a portfolio of loans and receivables for an approximate amount of 8,600 million of euros, which relate mainly to Brazil, which was designated at amortized cost; as a result of the initial implementation of IFRS 9 this portfolio has been designated as fair value and finally it has been reclassified as ‘Financial assets designated at fair value through profit or loss’.

b)

Instruments classified as ‘Investments held to maturity' at December 31, 2017 have been reclassified into ‘Financial assets available-for-sale’ because of the initial implementation of IFRS 9. Additionally, after the review of the business model of cash flow portfolio in different locations, the group has identified certain groups of assets classified at December 31, 2017 as ‘Financial assets available-for-sale’, which relate mainly to Mexico, Brazil and Consumer Finance business, whose management is orientated towards the maintenance of financial instruments in a portfolio until maturity end; because of that, this asset group has been reclassified as ‘Financial assets at amortized cost’.

c)

The Group has reclassified in ‘Non-trading financial assets mandatory at fair value through profit or loss’ those financial instruments which have not comply with the SPPI test (only principal payment and interests) classified at December 31, 2017 mainly in ‘Loans and receivables’ and ‘Financial assets available for sale’, which relate mainly to UK and Spain.

d)	It corresponds to the increase in provisions for impairment of the value of the assets included in the item ‘Financial assets at amortized cost’ derived from the change in accounting policy.
e)	This corresponds with increase on provisions for the tax effect referred in section d.

	IAS 39		Classification and	Impairment	IFRS 9
LIABILITIES (millions of euros)	12-31-2017	Naming modifications	measurement impact	impact	01-01-2018
Financial liabilities held for trading	107,624	—	10	—	107,634
Derivatives	57,892	—	10	—	57,902
Short positions	20,979	—	—	—	20,979
Deposits	28,753	—	—	—	28,753
Debt instruments issued	—	—	—	—	—
Other financial liabilities	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	59,616	—	—	—	59,616
Deposits	55,971	—	—	—	55,971
Debt instruments issued	3,056	—	—	—	3,056
Other financial liabilities	589	—	—	—	589
Financial liabilities at amortized cost	1,126,069	—	—	—	1,126,069
Deposits	883,320	—	—	—	883,320
Debt instruments issued	214,910	—	—	—	214,910
Other financial liabilities	27,839	—	—	—	27,839
Hedging derivatives	8,044	—	(10)	—	8,034
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	330	—	—	—	330
Provisions	14,489	—	—	197	14,686
Commitments and guarantees given	617	—	—	197	814
Other provisions (*)	13,872	—	—	—	13,872
Rest of liabilities (**)	21,300	—	41	(3)	21,338
TOTAL LIABILITIES	1,337,472	—	41	194	1,337,707

(*)   Includes Pensions and other post-retirements obligations, Other long-term employee benefits, Taxes and other legal contingencies, Contingent liabilities and commitments and Other provisions (including endorsements and other contingent liabilities).

(**) Includes Liabilities under insurance or reinsurance contracts, Tax liabilities, Other liabilities and Liabilities associated with non-current assets held for sale.

	IAS 39		Classification and	Impairment	IFRS 9
EQUITY (millions of euros)	12-31-2017	Naming modifications (*)	measurement impact	impact	01-01-2018
Shareholders’ equity	116,265	—	91	(1,401)	114,955
Capital	8,068	—	—	—	8,068
Share premium	51,053	—	—	—	51,053
Equity instruments issued other than capital	525	—	—	—	525
Other equity	216	—	—	—	216
Accumulated retained earnings	53,437	—	—	—	53,437
Revaluation reserves	—	—	—	—	—
Other reserves	(1,602)	—	91	(1,401)	(2,912)
(-) Own shares	(22)	—	—	—	(22)
Profit attributable to shareholders’ of the parent	6,619	—	—	—	6,619
(-)Interim dividends	(2,029)	—	—	—	(2,029)

Other comprehensive income	(21,776)	—	(53)	—	(21,829)
Items not reclassified to profit or loss	(4,034)	919	(152)	—	(3,267)
Actuarial gains or losses on defined benefit pension plans	(4,033)	—	—	—	(4,033)
Non-current assets and disposable groups of items that have been classified as held for sale	—	—	—	—	—
Share in other recognized income and expenses of investments in joint ventures and associates	(1)	5	(5)	—	(1)
Other valuation adjustments	—	—	—	—
Changes in the fair value of equity instruments measured at fair value with changes in other comprehensive income		914	(141)	—	773
Inefficacy of fair value hedges of equity instruments measured at fair value with changes in other comprehensive income		—	—	—	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk		—	(6)	—	(6)
Items that may be reclassified to profit or loss	(17,742)	(919)	99	—	(18,562)
Hedge of net investment in foreign operations (effective part)	(4,311)	—	—	—	(4,311)
Exchange differences	(15,430)	—	—	—	(15,430)
Hedging derivatives. Cash flow hedges (effective part)	152	—	—	—	152
Changes in the fair value of debt instruments measured at fair value with changes in other comprehensive income		1,154	99	—	1,253
Hedging instruments (items not designated)		—	—	—	—
Financial assets available for sale	2,068	(2,068)	—	—
Debt instruments	1,154	(1,154)	—	—
Equity instruments	914	(914)	—	—
Non-current assets	—	—	—	—	—
Share in other income and expenses recognized in investments in joint ventures and associates	(221)	(5)	—	—	(226)
Non-controlling interests	12,344	—	15	(123)	12,236
Other comprehensive income	(1,436)	—	3	—	(1,433)
Other elements	13,780	—	12	(123)	13,669
EQUITY	106,833	—	53	(1,524)	105,362
TOTAL EQUITY AND LIABILITIES	1,444,305	—	94	(1,330)	1,443,069

(*)  Due to the entry into force of Bank of Spain Circular 4/2017.